Dear Shareholder:

The Victory Prospectus for the following Fund is being revised to reflect changes in the Fund’s administration and accounting agreement.  This information is important and is part of your Prospectus.

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The Victory Portfolios
Diversified Stock Fund

Supplement dated August 22, 2006
To the Prospectus dated March 1, 2006

1.             On page 36, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

2.             On page 36, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator”:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

3.             On page 39, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the third paragraph with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect changes in the Funds’ administration and accounting agreements and in the portfolio management of the Special Value Fund.  This information is important and is part of your Prospectus.

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The Victory Portfolios

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Focused Growth Fund

Supplement dated August 22, 2006

To the Prospectus dated March 1, 2006

1.             On page 66, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

2.             On page 66, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator”:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

3.             On page 68, under the heading “Organization and Management of the Funds,” sub-heading “Portfolio Management,” replace the first full paragraph on that page with the following:

Leslie Z. Globits is the portfolio manager of the Special Value Fund.  Mr. Globits, a Portfolio Manager and Director of the Adviser, was previously a Senior Financial Analyst and Assistant Vice President in KeyCorp’s Corporate Treasury Department, and has been with the Adviser or an affiliate since 1987.  He has been a portfolio manager of the Fund since June 2003.

4.             On page 71, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the third paragraph with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect changes in the Funds’ administration and accounting agreements.  This information is important and is part of your Prospectus.

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The Victory Portfolios

Federal Money Market Fund

Institutional Money Market Fund

Supplement dated August 22, 2006

To the Prospectus dated March 1, 2006

1.             On page 33, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

2.             On page 33, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator”:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

3.             On page 35, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the third paragraph with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect changes in the Funds’ administration and accounting agreements and in the portfolio management of the Balanced Fund.  This information is important and is part of your Prospectus.

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The Victory Portfolios

Balanced Fund

Convertible Fund

Supplement dated August 22, 2006

To the Prospectus dated March 1, 2006

1.             On page 47, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

2.             On page 47, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator”:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

3.             On page 47, under “Organization and Management of the Funds,” replace the fourth paragraph under “Portfolio Management”:

Lawrence G. Babin is the lead portfolio manager of the equity investments, Thomas M. Seay is the lead portfolio manager of the fixed income investments, and Cynthia G. Koury is the portfolio manager of the Balanced Fund. Together, they are primarily responsible for the day-to-day management of the Fund’s portfolio.

4.             On page 50, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the third paragraph with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect changes in the Funds’ administration and accounting agreements.  This information is important and is part of your Prospectus.

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The Victory Portfolios

Prime Obligations Fund

Financial Reserves Fund

Gradison Government Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

Supplement dated August 22, 2006

To the Prospectus dated March 1, 2006

1.             On page 48, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

2.             On page 48, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator”:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

3.             On page 50, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the third paragraph with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect changes in the Funds’ administration and accounting agreements.  This information is important and is part of your Prospectus.

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The Victory Portfolios

National Municipal Bond Fund

Ohio Municipal Bond Fund

Supplement dated August 22, 2006

To the Prospectus dated March 1, 2006

1.             On page 40, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

2.             On page 40, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator”:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

3.             On page 43, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the third paragraph with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect changes in the Funds’ administration and accounting agreements; the principal investment strategy of the Core Bond Fund; and the contingent deferred sales charge (CDSC) on Class C Shares.  This information is important and is part of your Prospectus.

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The Victory Portfolios

Core Bond Fund

Fund for Income

Supplement dated August 22, 2006

To the Prospectus dated March 1, 2006

1.             On page 3, under “Principal Investment Strategies,” for the Core Bond Fund, replace the discussion of “Maturity” with the following:

Maturity: As of November 1, 2006, the average effective maturity of the Fund generally will range from 5 to 15 years.  Under certain market conditions, the portfolio manager may go outside these boundaries.

Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities with an average effective maturity between 5–15 years.  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.  For purposes of this policy, “net assets” includes any borrowings for investment purposes.

2.             On page 28, under “Choosing a Share Class,” replace the first sentence under “Calculation of Sales Charges – Class C” with the following:

You will pay a 1.00% contingent deferred sales charge (CDSC) on any Class C Shares you sell within 12 months of purchase.

3.             On page 43, under “Organization and Management of the Funds,” replace the heading “The Investment Adviser and Co-Administrator” with “The Investment Adviser.”

4.             On page 43, under “Organization and Management of the Funds,” replace the fourth paragraph under “The Investment Adviser and Co-Administrator” with the following:

Fund Administrator and Accountant

Under an Administration and Fund Accounting Agreement entered into between (i) the Victory Portfolios and the Victory Variable Insurance Funds (each, a “Trust” and, together, the “Trusts”) and (ii) Victory Capital Management Inc. (“VCM” or the “Adviser”), the Trusts will pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative services to the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) will act as sub-administrator and sub-fund accountant under the Sub-Administration Agreement between VCM and BISYS.

The Trust shall also reimburse VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in acting as administrator and sub-administrator, respectively.

5.             On page 46, under the heading “Additional Information,” sub-heading “Other Service Providers,” replace the second paragraph on that page with the following:

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the sub-administrator, transfer agent, sub-accountant and dividend disbursing agent for the Funds.